Note 11 - Lease Liabilities	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of leases [text block]
11.	Lease Liabilities

The following outlines the movements in the Company's lease liabilities:

November 30,
2020
($)
Balance, December 1, 2019 (note 3)	65,794
Additions	118,016
Interest expense	2,807
Lease payments	(101,922)
Foreign exchange loss	(2,553)
Balance, November 30, 2020 (1)	82,142
(1)	Of the lease liabilities, $76,103 is current and $6,039 is non-current (between 1 and 2 years).

During the year ended
November 30, 2020,
the Company made lease payments of
$101,922,
consisting of interest payments of
$2,807
and principal payments of
$99,115.
Interest payments have been recorded as financing costs in the consolidated statements of comprehensive loss.

During the year ended
November 30, 2020,
the Company applied exemptions permitted by IFRS
16
to recognize lease expenses on a straight-line basis for low value assets and short-term leases in the amounts of
$11,451
and
$131,753,
respectively. The lease expenses were recorded within exploration expenses and general and administrative expenses in the consolidated statements of comprehensive loss.